Retirement benefit obligations	12 Months Ended
Dec. 31, 2022
Retirement benefit obligations
Retirement benefit obligations

A10. Retirement benefit obligations

Apart from contributions to legally required social security state schemes, the Group operates a number of pension schemes around the world covering many of its employees.

The principal pension scheme in the Group is the UK Rentokil Initial 2015 Pension Scheme (RIPS) which has a defined contribution section and a number of defined benefit sections, the largest of which has now been wound up following a buy-out agreement with Pension Insurance Corporation plc (PIC) to take over the payment of the liabilities in the scheme. Further details are on page F-28.

The largest retirement benefit obligation in the Group is now the Rentokil Initial Irish Pension Scheme (which is in a surplus position).

A number of much smaller defined benefit and defined contribution schemes operate elsewhere which are also funded through payments to trustee-administered funds or insurance companies.

Defined benefit schemes are reappraised annually by independent actuaries based upon actuarial assumptions. Judgement is required in determining these actuarial assumptions, but this is not considered by management to be a significant accounting judgement as defined under IAS 1.

Defined benefit pension plans

A defined benefit pension plan is a plan that defines the amount of future pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as years of service, compensation and age.

The asset or liability recognised in the balance sheet in respect of defined benefit pension plans is the fair value of plan assets less the present value of the defined benefit obligation at the balance sheet date. The Group determines the net interest on the net defined benefit asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit asset. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that have a credit rating of at least AA, are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group will recognise a pension surplus as an asset where there is an unconditional right to a refund or where the Group has a right to reduce future pension contributions, taking into account the adverse effect of any minimum funding requirements.

Current and past service costs, to the extent they have vested, and curtailments are recognised as charges or credits against operating profit in the income statement. Interest income on the net defined benefit asset is recognised in finance income. Remeasurement gains and losses arising from experience adjustments, return on plan assets and changes in actuarial assumptions are charged or credited to the Consolidated Statement of Comprehensive Income.

Defined contribution pension plans

A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity.

The Group pays contributions to publicly or privately administered pension plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognised as an employee benefit expense when they are due. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payments is available.

RIPS

On 4 December 2018 the Trustee entered into a binding agreement with PIC to insure the liabilities of the RIPS, known as a buy-in. In December 2021 the final true-up premium was paid to PIC and on 24 February 2022 the insurance policy with PIC was transferred to the individual members of the scheme and buy-out was completed. Accordingly in 2022 both the Scheme’s assets and liabilities have been reduced by the policy value (£1,159m). The wind-up of the scheme was completed in December 2022 and the remaining surplus of £22m was refunded to the Company.

The defined benefit schemes of the RIPS were reappraised semi-annually by independent actuaries based upon actuarial assumptions in accordance with IAS 19R requirements (including schemes which are insured under a buy-in contract). The assumptions used for the RIPS are shown below:

	24 February	31 December
	2022	2021
Weighted average %
Discount rate	2.6%	2.0%
Future salary increases	n/a	n/a
Future pension increases	3.6%	3.3%
RPI inflation	3.7%	3.4%
CPI inflation	3.0%	2.7%

Pension benefits

The movement in the net defined benefit obligation for all Group pension schemes over the accounting period is as follows:

		Fair			Fair
	Present	value of		Present	value of
	value of	plan		value of	plan
	obligation	assets	Total	obligation	assets	Total
	2022	2022	2022	2021	2021	2021
	£m	£m	£m	£m	£m	£m
At 1 January	(1,313)	1,305	(8)	(1,481)	1,461	(20)
Current service costs[1]	(2)	—	(2)	(1)	—	(1)
Past service costs[1]	(1)	—	(1)	1	—	1
Settlement gain	4	—	4	22	(21)	1
Transfer of RIPS annuity policies (buy-out)	1,159	(1,159)	—	—	—	—
Administration expenses[1]	4	(4)	—	—	—	—
Interest on defined benefit obligation/asset[1]	(5)	5	—	(21)	21	—
Exchange difference	(3)	2	(1)	2	(1)	1
Total pension income/(expense)	1,156	(1,156)	—	3	(1)	2
Remeasurements:
– Remeasurement gain/(loss) on scheme assets	—	(79)	(79)	—	(78)	(78)
– Remeasurement gain/(loss) on obligation[2]	81	—	81	79	—	79
Contributions:
– Employers	(1)	—	(1)	(1)	8	7
– Benefit payments	12	(10)	2	87	(85)	2
– Refund of surplus	—	(22)	(22)	—	—	—
At 31 December	(65)	38	(27)	(1,313)	1,305	(8)

Retirement benefit obligation schemes[3]	(49)	19	(30)	(63)	36	(27)
Retirement benefit asset schemes[4]	(16)	19	3	(1,250)	1,269	19
1.	Service costs and administration expenses are charged to operating expenses, and interest cost and return on plan assets to finance cost and finance income.
2.

The actuarial movement on the UK RIPS comprises remeasurement gain arising from changes in demographic assumptions of £nil (2021: gain of £3m; 2020: gain of £16m), remeasurement gain arising from changes in financial assumptions of £82m (2021: gain of £75m; 2020: loss of £117m) and a remeasurement loss arising from experience of £7m (2021: loss of £1m; 2020: gain of £25m).

3.

Benefit plans in an obligation position include plans situated in Thailand, the UK, Martinique, Trinidad and Tobago, Norway, South Africa, Germany, Austria, France, Italy, South Korea, Philippines, India, Hong Kong and Saudi Arabia.

4.	Benefit plans in an asset position include plans situated in Australia, Barbados and Ireland.

Included in the table above is a net defined benefit surplus in relation to the UK RIPS of £nil (2021: £18m; 2020: £18m) recognised as defined benefit obligation of £nil (2021: £1,248m; 2020: £1,369m) and plan assets of £nil (2021: £1,266m; 2020: £1,388m). Of the £65m (2021: £1,313m; 2020: £1,481m) of obligations, £20m (2021: £17m; 2020: £18m) is unfunded.

Total contributions payable to defined benefit pension schemes in 2023 are expected to be less than £1m.

The fair value of plan assets at the balance sheet date is analysed as follows:

	2022	2021
	£m	£m
Equity instruments	2	3
Debt instruments – unquoted	15	16
Insurance policies	—	1,239
Other	21	47
Total plan assets	38	1,305

Where available the fair values of assets are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). In other cases the market value as provided by the fund managers has been used in accordance with IFRS 13 Fair Value Measurement:

●	unquoted debt instruments (level 2);
●	interest and inflation rate hedging instruments (level 2); and
●	pooled investment funds (level 3).

Other significant assets are valued based on observable market inputs. Insurance policies are valued at the present value of the related obligations. Other assets primarily consist of cash.

The cumulative actuarial gain recognised in the Consolidated Statement of Comprehensive Income was £34m (2021: £32m). A remeasurement gain of £2m (2021: £1m gain) was recognised during the year.